Intangible Assets - Summary of Intangible Assets (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jan. 01, 2023
Disclosure Of Intangible Assets [Line Items]
Cost	¥ 6,923	¥ 6,095		¥ 5,636
Accumulated amortization	(4,874)	(4,063)		(3,268)
Net book amount	2,049	2,032		2,368
Opening net book amount	2,032	2,368
Additions	684	470
Business combinations	146	66
Disposals	(14)	(91)
Amortization charge	(799)	(781)	¥ (924)
Closing net book amount	2,049	2,032	2,368
Domain Name Trademark And Internet Audio Video Program Transmission License
Disclosure Of Intangible Assets [Line Items]
Cost	1,650	1,650		1,650
Accumulated amortization	(1,077)	(934)		(791)
Net book amount	573	716		859
Opening net book amount	716	859
Amortization charge	(143)	(143)
Closing net book amount	573	716	859
Copyrights [Member]
Disclosure Of Intangible Assets [Line Items]
Cost	4,099	3,275		2,826
Accumulated amortization	(2,743)	(2,140)		(1,564)
Net book amount	1,356	1,135		1,262
Opening net book amount	1,135	1,262
Additions	678	461
Business combinations	146	66
Disposals	(13)	(91)
Amortization charge	(590)	(563)
Closing net book amount	1,356	1,135	1,262
Supplier resources [Member]
Disclosure Of Intangible Assets [Line Items]
Cost	337	337		336
Accumulated amortization	(335)	(334)		(330)
Net book amount	2	3		6
Opening net book amount	3	6
Amortization charge	(1)	(3)
Closing net book amount	2	3	6
Corporate Customer Relationships
Disclosure Of Intangible Assets [Line Items]
Cost	244	244		244
Accumulated amortization	(216)	(207)		(197)
Net book amount	28	37		47
Opening net book amount	37	47
Amortization charge	(9)	(10)
Closing net book amount	28	37	47
Non-compete agreements [Member]
Disclosure Of Intangible Assets [Line Items]
Cost	176	176		176
Accumulated amortization	(162)	(156)		(150)
Net book amount	14	20		26
Opening net book amount	20	26
Amortization charge	(6)	(6)
Closing net book amount	14	20	26
Other Intangible Assets
Disclosure Of Intangible Assets [Line Items]
Cost	417	413		404
Accumulated amortization	(341)	(292)		(236)
Net book amount	76	121		¥ 168
Opening net book amount	121	168
Additions	6	9
Disposals	(1)
Amortization charge	(50)	(56)
Closing net book amount	¥ 76	¥ 121	¥ 168